Note 1. Description of Plan (Details) - EBP 029 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Participant Contribution, Increments, Percentage	1.00%
EBP, Participant Catch-Up Contribution, Minimum Age	50 years
EBP, Participant Contribution, Subject to Automatic Annual Escalation	15.00%
EBP, Participant Contribution, Incremental Increase of Automatic Annual Escalation	1.00%
EBP, Participant Contribution, Cap of Automatic Annual Escalation	15.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	$ 12,400,000
EBP, Withdrawal of Participant Contributions for Immediate and Heavy Financial Needs, Maximum Percentage	100.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Employer Contribution, Annual Vesting Percentage After Age 65	100.00%
EBP, Employer Contribution, Fully Vested Participant Based On Age	65 years
EBP, Employer Contribution, Annual Vesting Percentage Upon Disability or Death	100.00%
EBP, Participant Contribution, Common Stock Fund, Maximum Contribution, Percentage	25.00%
EBP, Vesting Percentage Upon Future Plan Termination	100.00%
Vesting Tranche One
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Annual Vesting Percentage After Requisite Service Period	0.00%
Vesting Tranche Two
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Annual Vesting Percentage After Requisite Service Period	100.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Eligible Compensation, Percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Eligible Compensation, Percentage	50.00%